Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Jin Medical International Ltd [Member] - $ / shares		Sep. 30, 2023	Sep. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	155,947,100	135,000,000
Ordinary shares, shares outstanding	[1]	155,947,100	135,000,000

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.